Restricted Net Assets (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)
Restricted Net Assets [Abstract]
Statutory general reserve, appropriation percentage	10.00%	10.00%
Reserve funds respective registered capital percentage	50.00%
Development funds, annual appropriation percentage	25.00%	25.00%
Development funds prior payments percentage	10.00%
Percentage of facilities assets exceeds	25.00%	25.00%
Facilities assets	¥ 76.2	$ 10.9